Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 58,033	$ 3,288	$ 70,366	$ 107,199	$ 84,971
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization			542,136	529,213	516,290
Depreciation and amortization	262,141	268,704	542,136	529,213	510,516
Income taxes deferred	(33,883)	(28,957)	(17,791)	(66,613)	(39,890)
Share-based compensation expense	72,998	8,821	19,417	15,678	17,317
Loss on sale of Galls			0	0	11,998
Changes in noncash working capital	(507,238)	(269,864)
Changes in noncash working capital:
Receivables			(108,583)	(45,190)	(111,862)
Inventories			(34,950)	(50,324)	(26,000)
Prepayments			(49,224)	38,267	(3,096)
Accounts payable			74,462	83,981	27,012
Accrued expenses			161,441	16,495	34,450
Net change in proceeds from sale of receivables			0	0	(220,855)
Changes in other noncurrent liabilities			(26,506)	4,569	9,391
Changes in other assets			30,581	43,038	12,311
Other operating activities	20,529	69,071	34,558	15,448	(8,429)
Net cash (used in) provided by operating activities	(127,420)	51,063	695,907	691,761	303,608
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	(172,223)	(167,207)	(392,932)	(354,542)	(293,776)
Disposals of property and equipment	12,636	6,469	11,298	11,666	21,499
Proceeds from divestitures	24,000	919	919	6,479	83,078
Acquisition of certain businesses
Working capital other than cash acquired			(547)	(8,415)	5,128
Property and equipment			(183)	(18,905)	(6,386)
Additions to goodwill, other intangible assets and other assets, net			(21,836)	(124,427)	(155,697)
Acquisition of certain businesses, net of cash acquired	(10,820)	(22,477)	(22,600)	(151,800)	(157,000)
Other investing activities	5,129	22,974	17,893	6,568	(16,993)
Net cash used in investing activities	(141,278)	(159,322)	(385,388)	(481,576)	(363,147)
Cash flows from financing activities:
Proceeds from long-term borrowings	1,734,343	3,230,710	3,080,464	3,449	616,252
Payments of long-term borrowings	(1,917,068)	(3,043,631)	(3,314,853)	(288,940)	(31,236)
Net change in funding under the Receivables Facility	0	36,200	36,200	37,895	225,905
Payment of dividends	(17,306)	0	0	0	(711,172)
Net proceeds from sale of subsidiary shares to noncontrolling interest			0	0	48,369
Proceeds from initial public offering, net	524,081	0
Proceeds from issuance of common stock	3,419	4,372	5,597	11,258	4,593
Repurchase of common stock	(1,549)	(33,155)	(42,399)	(37,704)	(16,149)
Distribution in connection with spin-off of Seamless	0	(47,352)	(47,352)	0	0
Other financing activities	(29,036)	(55,918)	(53,926)	(12,785)	(24,562)
Net cash (used in) provided by financing activities	296,884	91,226	(336,269)	(286,827)	112,000
Increase (decrease) in cash and cash equivalents	28,186	(17,033)	(25,750)	(76,642)	52,461
Cash and cash equivalents, beginning of period	110,998	136,748	136,748	213,390	160,929
Cash and cash equivalents, end of period	$ 139,184	$ 119,715	$ 110,998	$ 136,748	$ 213,390